PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Other Postretirement Benefits) (Details) (United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	5.15%	5.69%
Initial health care cost trend rate - benefit obligations	8.70%	9.13%
Ultimate health care cost trend rate - benefit obligations	5.00%	5.00%
Year ultimate trend rate to be reached - benefit obligations	2019	2019
Discount rate - net periodic costs	5.69%	7.11%
Expected long-term rate of return on plan assets - net periodic costs	4.35%	5.15%
Initial health care cost trend rate - net periodic costs	9.13%	9.71%
Ultimate health care cost trend rate - net periodic costs	5.00%	6.00%
Year ultimate trend rate to be reached - net periodic costs	2019	2018
Defined benefit plan effect of one percentage point increase on net periodic postretirement benefit cost	$ (1)
Defined benefit plan effect of one percentage point decrease on accumulated postretirement benefit obligation	23
Defined benefit plan effect of one percentage point decrease on net periodic postretirement benefit cost	$ 1